ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)									12 Months Ended
	Nov. 21, 2023	Sep. 07, 2023	Jul. 13, 2023	Feb. 20, 2023	Oct. 25, 2022	Jun. 03, 2022	Feb. 15, 2022	Dec. 20, 2021	Aug. 31, 2023	Aug. 31, 2022	Dec. 15, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value									$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued									102,310,933	101,853,397
Common Stock, Shares, Outstanding								101,779,323	102,310,933	101,853,397
Shares issued									427,536
Purchase price									$ 2.50
Gross proceeds									$ 1,068,728	$ 185,185
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued for services	500
Shares issued	373,822
Purchase price	$ 2.50
Gross proceeds	$ 21,645	$ 912,889
Ms Ang Lee Kim Jane [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued							74,074
Purchase price							$ 2.50
Gross proceeds							$ 185,185
Ms Ang Lee Kim Jane [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued							6,000,000
Mr Wong Hon Wai [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued						5,000
Purchase price						$ 2.50
Gross proceeds						$ 12,500
Mr Wong Hon Wai [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued						6,000,000
Investor One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued					129,621
Investor Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued					15,000
Eight Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price					$ 2.50
Gross proceeds					$ 361,553
Eight Investors [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued					6,000,000
Eleven Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued				57,783
Purchase price				$ 2.50
Gross proceeds				$ 144,443
Eleven Investors [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued				6,000,000
Thirty One Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued			250,132
Purchase price			$ 2.50
Gross proceeds			$ 625,330
Thirty One Investors [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued			6,000,000
Seventy One Investors [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued		365,164
Purchase price		$ 2.50
Gross proceeds		$ 912,889
Seventy One Investors [Member] | Maximum [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued		6,000,000
Wong Chun Shoong [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued	8,658
Purchase price	$ 2.50
Gross proceeds	$ 21,645
Wong Chun Shoong [Member] | Maximum [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued	6,000,000
Allotment Transactions [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares, Issued								98,809,323
Round 2 Stockholders Offerings [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued									6,000,000
Purchase price									$ 2.50
WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage								67.34%
Shares issued for services								2,000,000
Securities Purchase Agreement [Member] | Low Wai Koon [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted stock award shares								2,000,000
Common stock, par value								$ 0.001
Ownership percentage								67.34%
Sale of stock price per share								$ 100
Share Exchange Agreement [Member] | Chan Kok Wei [Member] | WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage								50.00%
Share Exchange Agreement [Member] | Ong Bee Chen [Member] | WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage								50.00%
Share Exchange Agreement [Member] | WKL Eco Earth Holdings[Member] | WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage								2.00%
Shares issued								24,000
Share Exchange Agreement [Member] | WKL Eco Earth Holdings[Member] | Allegro Investment Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage								0.01%
Shares issued								6,000
Share Exchange Agreement One [Member] | WKL Eco Earth Holdings[Member] | WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage								0.05%
Shares issued								49,320
Share Exchange Agreement One [Member] | WKL Eco Earth Holdings[Member] | Allegro Investment Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage								0.009%
Shares issued								8,280
Share Exchange Agreement One [Member] | WKL Eco Earth Holdings[Member] | WKLEE Sellers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage								0.014%
Shares issued								14,400
Investment Exchange Agreement [Member] | Evo Air Group [Member] | Tan Soon Hock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage								6.91%
Shares issued								7,037,762
Investment Exchange Agreement [Member] | Evo Air Group [Member] | Ivan Oh Joon Wern [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage								2.48%
Shares issued								2,520,000
Investment Exchange Agreement [Member] | Evo Air Group [Member] | Relevant Interest Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage								5.90%
Shares issued								6,001,794
IPAssignment [Member] | WKL Eco Earth Holdings[Member] | WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage								62.25%
Shares issued								63,362,756
IPAssignment [Member] | WKL Eco Earth Holdings[Member] | Allegro Investment Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage								14.05%
Shares issued								14,297,259
IPAssignment [Member] | WKL Edo Earth Holdindings [Member] | Certain Nominees [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage								5.39%
Shares issued								5,487,752
EvoAir International Limited [Member] | Share Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration price								$ 100